Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Liabilities [Abstract]
Long-term borrowings	¥ 7,975,012	¥ 7,775,665
Transferred to SPEs [Member]
Trading assets
Loans	106,000	45,000
Liabilities [Abstract]
Long-term borrowings	¥ 106,000	¥ 45,000